Note 2: Summary of Significant Accounting Practices: Fiscal Year (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Fiscal Year	FISCAL YEAR The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a May 31 fiscal year end.